Property and Equipment	12 Months Ended
Dec. 31, 2015
Property and Equipment [Abstract]
Property and Equipment

6.  PROPERTY AND EQUIPMENT

The components of property and equipment are as follows (in thousands):

	December 31,
	2015	2014
Tanks and terminal equipment	$37,974	$32,244
Leasehold improvements and other	10,242	10,092
Rail and rail equipment	4,551	4,551
Land and buildings	7,022	6,335
Trucks and other vehicles	1,495	357
Computer equipment, furniture and fixtures	216	208
Construction-in-progress	82	95
Total property and equipment	61,582	53,882
Less: accumulated depreciation	(19,720)	(15,956)
Property and equipment, net	$41,862	$37,926

In connection with the closing of the IPO on July 1, 2015, in addition to the interests of BlendStar, Green Plains contributed certain ethanol storage and railcar fixed assets in a transfer between entities under common control with a carrying value of $18.7 million. Effective January 1, 2016, the sponsor contributed the ethanol storage and railcar fixed assets of the Hereford, Texas and Hopewell, Virginia ethanol production facilities in a transfer between entities under common control with a carrying value of $6.4 million. The partnership recognized the assets at historical cost, which are reflected retroactively in the property and equipment table and the consolidated financial statements presented in this report.